Fair values (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	$ 1,606	$ 948
Derivative assets-non-current in "Other non-current assets"	144	105
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	196	431
Derivative liabilities-non-current in "Other non-current liabilities"	69	61
Level 1
Assets.
Available-for-sale securities in "Cash and equivalents"	2,784
Level 1 | Recurring
Assets.
Derivative assets-current in "Other current assets"		2
Total financial assets, fair value	164	771
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	4	4
Total financial liabilities, fair value	4	4
Level 1 | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3	3
Available-for-sale securities in "Other non-current assets"	2	5
Level 1 | Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	159	761
Level 2
Assets.
Available-for-sale securities in "Cash and equivalents"	3,963
Level 2 | Recurring
Assets.
Derivative assets-current in "Other current assets"	296	252
Derivative assets-non-current in "Other non-current assets"	144	105
Total financial assets, fair value	1,967	719
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	192	427
Derivative liabilities-non-current in "Other non-current liabilities"	69	61
Total financial liabilities, fair value	261	488
Level 2 | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	1,279	54
Level 2 | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3	3
Level 2 | Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"	128	180
Available-for-sale securities in "Marketable securities and short-term investments"	117	125
Total fair value | Recurring
Assets.
Derivative assets-current in "Other current assets"	296	254
Derivative assets-non-current in "Other non-current assets"	144	105
Total financial assets, fair value	2,131	1,490
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	196	431
Derivative liabilities-non-current in "Other non-current liabilities"	69	61
Total financial liabilities, fair value	265	492
Total fair value | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	1,282	57
Available-for-sale securities in "Other non-current assets"	2	5
Total fair value | Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	159	761
Total fair value | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3	3
Total fair value | Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"	128	180
Available-for-sale securities in "Marketable securities and short-term investments"	$ 117	$ 125